STOCK COMPENSATION PLANS (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock option transactions
Outstanding shares at beginning of year	237,152	242,152	242,152		392,152
Granted during the year (in shares)	0	0
Expired / forfeited during the year (in shares)			(5,000)
Outstanding shares at end of year	237,152	242,152	237,152		392,152
Exercisable shares at end of year	124,861	126,361	124,861	126,361
Weighted average exercise price per share at end of year (in dollars per share)	$ 9.80	$ 9.88	$ 9.88	$ 9.88